Class N Shares [Member] Expense Example - Class N Shares [Member] - Janus Henderson Government Money Market Fund - American Cancer Society Support - Class N	Jun. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	126
Expense Example, with Redemption, 10 Years	$ 290